Portfolio of Investments
Multi-Manager Growth Strategies Fund, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 9.5%
Entertainment 1.9%
Netflix, Inc.(a)	196,098	34,291,657
Roblox Corp., Class A(a)	22,757	747,795
Walt Disney Co. (The)(a)	385,134	36,356,650
Total		71,396,102
Interactive Media & Services 7.4%
Alphabet, Inc., Class A(a)	46,787	101,961,037
Alphabet, Inc., Class C(a)	33,946	74,255,178
Match Group, Inc.(a)	484,045	33,733,096
Meta Platforms, Inc., Class A(a)	425,583	68,625,259
Total		278,574,570
Media 0.2%
Charter Communications, Inc., Class A(a)	1,393	652,663
Liberty SiriusXM Group, Class C(a)	45,823	1,651,919
Nexstar Media Group, Inc., Class A	31,950	5,204,016
Total		7,508,598
Total Communication Services		357,479,270
Consumer Discretionary 13.6%
Automobiles 1.8%
Tesla Motors, Inc.(a)	96,674	65,102,205
Thor Industries, Inc.	19,137	1,430,108
Total		66,532,313
Hotels, Restaurants & Leisure 3.0%
Booking Holdings, Inc.(a)	26,036	45,536,704
Boyd Gaming Corp.	13,475	670,381
Six Flags Entertainment Corp.(a)	29,989	650,761
Starbucks Corp.	358,531	27,388,183
Travel + Leisure Co.	156,058	6,058,172
Wendy’s Co. (The)	123,949	2,340,157
Yum China Holdings, Inc.	236,268	11,458,998
Yum! Brands, Inc.	175,784	19,953,242
Total		114,056,598
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.6%
PulteGroup, Inc.	21,311	844,555
Toll Brothers, Inc.	459,119	20,476,707
Total		21,321,262
Internet & Direct Marketing Retail 5.3%
Alibaba Group Holding Ltd., ADR(a)	210,364	23,914,179
Amazon.com, Inc.(a)	1,490,860	158,344,241
Chewy, Inc., Class A(a)	445,894	15,481,440
DoorDash, Inc., Class A(a)	10,527	675,518
eBay, Inc.	35,117	1,463,325
Total		199,878,703
Leisure Products 0.1%
Brunswick Corp.	23,491	1,535,842
Mattel, Inc.(a)	98,319	2,195,463
Total		3,731,305
Multiline Retail 0.4%
Target Corp.	97,503	13,770,349
Specialty Retail 1.0%
AutoZone, Inc.(a)	963	2,069,602
Home Depot, Inc. (The)	43,643	11,969,966
Lowe’s Companies, Inc.	106,413	18,587,159
TJX Companies, Inc. (The)	112,588	6,288,040
Williams-Sonoma, Inc.	4,491	498,276
Total		39,413,043
Textiles, Apparel & Luxury Goods 1.4%
Columbia Sportswear Co.	117,763	8,429,475
lululemon athletica, Inc.(a)	10,046	2,738,640
NIKE, Inc., Class B	401,654	41,049,039
Skechers U.S.A., Inc., Class A(a)	7,300	259,734
Total		52,476,888
Total Consumer Discretionary		511,180,461
Multi-Manager Growth Strategies Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.4%
Beverages 2.3%
Coca-Cola Co. (The)	233,225	14,672,185
Monster Beverage Corp.(a)	597,767	55,413,001
PepsiCo, Inc.	107,655	17,941,782
Total		88,026,968
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	98,758	47,332,734
Sysco Corp.	57,586	4,878,110
Total		52,210,844
Food Products 0.2%
Kellogg Co.	87,604	6,249,669
Personal Products 1.1%
Estee Lauder Companies, Inc. (The), Class A	163,367	41,604,674
Tobacco 0.4%
Altria Group, Inc.	324,697	13,562,594
Total Consumer Staples		201,654,749
Energy 0.4%
Oil, Gas & Consumable Fuels 0.4%
Diamondback Energy, Inc.	20,397	2,471,097
EOG Resources, Inc.	29,975	3,310,439
Hess Corp.	56,976	6,036,038
Occidental Petroleum Corp.	13,072	769,679
Pioneer Natural Resources Co.	11,878	2,649,744
Total		15,236,997
Total Energy		15,236,997
Financials 3.5%
Banks 0.1%
Synovus Financial Corp.	108,882	3,925,196
Capital Markets 2.4%
Cboe Global Markets, Inc.	29,186	3,303,563
Factset Research Systems, Inc.	66,920	25,735,424
Moody’s Corp.	2,886	784,906
MSCI, Inc.	98,503	40,598,012
SEI Investments Co.	381,207	20,592,802
Total		91,014,707
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.2%
American Express Co.	18,277	2,533,558
SLM Corp.	182,244	2,904,969
Total		5,438,527
Insurance 0.8%
Arch Capital Group Ltd.(a)	208,134	9,468,016
Everest Re Group Ltd.	44,041	12,343,811
Marsh & McLennan Companies, Inc.	42,014	6,522,673
RenaissanceRe Holdings Ltd.	13,261	2,073,623
Total		30,408,123
Total Financials		130,786,553
Health Care 15.4%
Biotechnology 5.4%
AbbVie, Inc.	186,999	28,640,767
Amgen, Inc.	64,958	15,804,281
BioMarin Pharmaceutical, Inc.(a)	481,988	39,942,345
Exact Sciences Corp.(a)	428,194	16,866,562
Incyte Corp.(a)	29,999	2,279,024
Moderna, Inc.(a)	36,996	5,284,879
Regeneron Pharmaceuticals, Inc.(a)	59,292	35,049,280
Sarepta Therapeutics, Inc.(a)	139,250	10,438,180
Vertex Pharmaceuticals, Inc.(a)	166,854	47,017,789
Total		201,323,107
Health Care Equipment & Supplies 3.3%
Align Technology, Inc.(a)	110,982	26,266,110
DexCom, Inc.(a)	5,924	441,516
Edwards Lifesciences Corp.(a)	397,010	37,751,681
Insulet Corp.(a)	129,903	28,311,060
Intuitive Surgical, Inc.(a)	146,419	29,387,757
Total		122,158,124
Health Care Providers & Services 0.5%
agilon health, Inc.(a)	74,247	1,620,812
DaVita, Inc.(a)	20,377	1,629,345
Encompass Health Corp.	88,804	4,977,464
HCA Healthcare, Inc.	32,701	5,495,730
UnitedHealth Group, Inc.	13,185	6,772,212
Total		20,495,563

2	Multi-Manager Growth Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.1%
Veeva Systems Inc., Class A(a)	20,688	4,097,051
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	90,691	10,771,370
Azenta, Inc.	14,305	1,031,390
Illumina, Inc.(a)	219,772	40,517,166
IQVIA Holdings, Inc.(a)	12,427	2,696,535
Maravai LifeSciences Holdings, Inc., Class A(a)	41,043	1,166,032
Mettler-Toledo International, Inc.(a)	1,511	1,735,791
Repligen Corp.(a)	10,307	1,673,857
Waters Corp.(a)	18,728	6,198,593
Total		65,790,734
Pharmaceuticals 4.3%
Eli Lilly & Co.	162,120	52,564,168
Johnson & Johnson	12,795	2,271,240
Novartis AG, ADR	523,134	44,220,517
Novo Nordisk A/S, ADR	190,910	21,273,101
Roche Holding AG, ADR	761,928	31,776,207
Royalty Pharma PLC, Class A	63,716	2,678,621
Zoetis, Inc.	42,112	7,238,632
Total		162,022,486
Total Health Care		575,887,065
Industrials 8.5%
Aerospace & Defense 1.7%
Boeing Co. (The)(a)	442,856	60,547,272
Lockheed Martin Corp.	4,224	1,816,151
Total		62,363,423
Air Freight & Logistics 1.8%
Expeditors International of Washington, Inc.	308,953	30,110,559
FedEx Corp.	35,470	8,041,404
GXO Logistics, Inc.(a)	20,206	874,314
United Parcel Service, Inc., Class B	145,557	26,569,975
Total		65,596,252
Building Products 1.1%
Fortune Brands Home & Security, Inc.	90,189	5,400,517
Trane Technologies PLC	287,530	37,341,521
Total		42,742,038
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.0%
Tetra Tech, Inc.	5,014	684,662
Construction & Engineering 0.7%
Quanta Services, Inc.	212,474	26,631,491
Electrical Equipment 0.3%
Bloom Energy Corp., Class A(a)	744,586	12,285,669
Industrial Conglomerates 0.1%
3M Co.	16,847	2,180,170
Machinery 0.8%
Allison Transmission Holdings, Inc.	104,054	4,000,876
Caterpillar, Inc.	3,552	634,956
Deere & Co.	68,293	20,451,705
Illinois Tool Works, Inc.	6,929	1,262,810
Lincoln Electric Holdings, Inc.	28,751	3,546,723
Total		29,897,070
Professional Services 1.0%
CoStar Group, Inc.(a)	502,142	30,334,398
Robert Half International, Inc.	106,283	7,959,534
Total		38,293,932
Road & Rail 0.9%
Landstar System, Inc.	18,534	2,695,214
Old Dominion Freight Line, Inc.	6,142	1,574,072
Uber Technologies, Inc.(a)	1,023,047	20,931,542
Union Pacific Corp.	41,160	8,778,605
Total		33,979,433
Trading Companies & Distributors 0.1%
WESCO International, Inc.(a)	20,883	2,236,569
Total Industrials		316,890,709
Information Technology 40.6%
Communications Equipment 0.0%
Motorola Solutions, Inc.	1,423	298,261
Electronic Equipment, Instruments & Components 0.8%
CDW Corp.	47,445	7,475,434
Jabil, Inc.	432,592	22,153,036
Vontier Corp.	55,740	1,281,463
Total		30,909,933

Multi-Manager Growth Strategies Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 9.4%
Accenture PLC, Class A	150,712	41,845,187
Automatic Data Processing, Inc.	141,292	29,676,972
Block, Inc., Class A(a)	446,746	27,457,009
Cognizant Technology Solutions Corp., Class A	74,487	5,027,128
FleetCor Technologies, Inc.(a)	4,832	1,015,252
Gartner, Inc.(a)	12,915	3,123,234
Genpact Ltd.	29,232	1,238,267
MasterCard, Inc., Class A	79,525	25,088,547
MongoDB, Inc.(a)	7,542	1,957,149
Okta, Inc.(a)	20,917	1,890,897
Paychex, Inc.	171,003	19,472,112
PayPal Holdings, Inc.(a)	585,362	40,881,682
Shopify, Inc., Class A(a)	494,720	15,455,053
Snowflake, Inc., Class A(a)	22,490	3,127,459
Stone Co., Ltd., Class A(a)	389,562	2,999,627
Visa, Inc., Class A	673,784	132,661,332
Total		352,916,907
Semiconductors & Semiconductor Equipment 8.2%
Advanced Micro Devices, Inc.(a)	89,276	6,826,936
Allegro MicroSystems, Inc.(a)	42,048	869,973
Analog Devices, Inc.	30,810	4,501,033
Applied Materials, Inc.	106,156	9,658,073
Broadcom, Inc.	72,322	35,134,751
Enphase Energy, Inc.(a)	174,280	34,026,427
KLA Corp.	28,902	9,222,050
Micron Technology, Inc.	166,201	9,187,591
Monolithic Power Systems, Inc.	5,001	1,920,584
NVIDIA Corp.	730,153	110,683,893
NXP Semiconductors NV	33,240	4,920,517
QUALCOMM, Inc.	566,480	72,362,155
Universal Display Corp.	53,548	5,415,845
Total		304,729,828
Software 18.2%
Adobe, Inc.(a)	148,030	54,187,862
Atlassian Corp. PLC, Class A(a)	23,994	4,496,476
Autodesk, Inc.(a)	256,146	44,046,866
Bill.com Holdings, Inc.(a)	35,094	3,858,234
Common Stocks (continued)
Issuer	Shares	Value ($)
Cadence Design Systems, Inc.(a)	18,472	2,771,354
Crowdstrike Holdings, Inc., Class A(a)	221,881	37,400,261
Datadog, Inc., Class A(a)	97,040	9,242,090
DocuSign, Inc.(a)	22,465	1,289,042
Dynatrace, Inc.(a)	183,002	7,217,599
Fortinet, Inc.(a)	13,345	755,060
HubSpot, Inc.(a)	10,518	3,162,237
Intuit, Inc.	107,819	41,557,755
Manhattan Associates, Inc.(a)	46,293	5,305,178
Microsoft Corp.	792,506	203,539,316
NortonLifeLock, Inc.	36,934	811,071
Oracle Corp.	930,807	65,035,485
Palo Alto Networks, Inc.(a)	46,472	22,954,380
Paycom Software, Inc.(a)	26,059	7,299,647
Salesforce, Inc.(a)	472,159	77,925,121
ServiceNow, Inc.(a)	141,631	67,348,373
Smartsheet, Inc., Class A(a)	15,536	488,296
Workday, Inc., Class A(a)	134,412	18,761,227
Zoom Video Communications, Inc., Class A(a)	13,646	1,473,359
Zscaler, Inc.(a)	5,551	829,930
Total		681,756,219
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	1,091,585	149,241,501
Total Information Technology		1,519,852,649
Materials 0.7%
Chemicals 0.4%
Dow, Inc.	94,994	4,902,640
LyondellBasell Industries NV, Class A	10,095	882,909
Olin Corp.	172,236	7,971,082
Total		13,756,631
Construction Materials 0.0%
Eagle Materials, Inc.	8,414	925,035
Containers & Packaging 0.3%
Graphic Packaging Holding Co.	270,617	5,547,649
Sealed Air Corp.	93,320	5,386,430
Total		10,934,079

4	Multi-Manager Growth Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.0%
Louisiana-Pacific Corp.	33,225	1,741,322
Total Materials		27,357,067
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
American Tower Corp.	17,654	4,512,186
Apartment Income REIT Corp.	26,229	1,091,126
Crown Castle International Corp.	62,671	10,552,543
Extra Space Storage, Inc.	33,760	5,743,251
Lamar Advertising Co., Class A	22,134	1,947,128
Public Storage	28,735	8,984,573
SBA Communications Corp.	28,112	8,997,246
Simon Property Group, Inc.	31,547	2,994,441
Total		44,822,494
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.0%
CBRE Group, Inc., Class A(a)	20,848	1,534,621
Total Real Estate		46,357,115
Total Common Stocks (Cost $3,622,481,103)		3,702,682,635

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	42,811,554	42,785,867
Total Money Market Funds (Cost $42,789,900)		42,785,867
Total Investments in Securities (Cost: $3,665,271,003)		3,745,468,502
Other Assets & Liabilities, Net		1,170,298
Net Assets		3,746,638,800

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	49,935,449	581,433,496	(588,579,268)	(3,810)	42,785,867	(11,080)	138,656	42,811,554
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Growth Strategies Fund | First Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT117_03_M01_(08/22)